SHARE-BASED PLANS - Schedule of Shares Under the Group's LTIP (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Outstanding, beginning balance (in shares)	8	40	34
Awarded (in shares)	2	8	14
Vested/exercised (in shares)	(2)	(4)	(1)
Forfeited (in shares)	(1)	(5)	(7)
Share consolidation (in shares)		(31)
Outstanding, ending balance (in shares)	7	8	40